Shareholder Report, Holdings (Details) - C000234286	Sep. 30, 2024
Fair Isaac Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SharkNinja, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
NVR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Insight Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Tractor Supply Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Patrick Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
TPG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Labcorp Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.70%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%